Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Nov. 26, 2014
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Core Equity Fund, AQR Momentum Fund, AQR Tax-Managed Momentum Fund and AQR

U.S. Defensive Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Rule 35d-1 under the Investment Company Act of 1940 requires a fund with a name that suggests a focus on a particular type of investment to adopt a policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of investment suggested by its name (an "80% Policy"). As explained above, the Board has approved adding the phrase "Large Cap" to the AQR Core Equity, AQR Momentum, AQR Tax-Managed Momentum and AQR U.S. Defensive Equity Funds' names (each, a "Large Cap Fund" and together, the "Large Cap Funds"). Accordingly, effective January 28, 2015 (i) each Large Cap Fund has adopted a non-fundamental policy to require investments in large capitalization companies (or, in the case of AQR U.S. Defensive Equity Fund, large capitalization issuers) as part of the Fund's 80% Policy (each, a "Large Cap 80% Policy") and (ii) the Prospectuses and Statement of Additional Information of each Large Cap Fund are amended to add a Large Cap 80% Policy.

As the management of each Large Cap Fund in accordance with the Large Cap 80% Policy is consistent with the current investment strategy of each Large Cap Fund, no changes are anticipated to any Large Cap Fund's investment program.

AQR Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Core Equity Fund, AQR Momentum Fund, AQR Tax-Managed Momentum Fund and AQR

U.S. Defensive Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Rule 35d-1 under the Investment Company Act of 1940 requires a fund with a name that suggests a focus on a particular type of investment to adopt a policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of investment suggested by its name (an "80% Policy"). As explained above, the Board has approved adding the phrase "Large Cap" to the AQR Core Equity, AQR Momentum, AQR Tax-Managed Momentum and AQR U.S. Defensive Equity Funds' names (each, a "Large Cap Fund" and together, the "Large Cap Funds"). Accordingly, effective January 28, 2015 (i) each Large Cap Fund has adopted a non-fundamental policy to require investments in large capitalization companies (or, in the case of AQR U.S. Defensive Equity Fund, large capitalization issuers) as part of the Fund's 80% Policy (each, a "Large Cap 80% Policy") and (ii) the Prospectuses and Statement of Additional Information of each Large Cap Fund are amended to add a Large Cap 80% Policy.

As the management of each Large Cap Fund in accordance with the Large Cap 80% Policy is consistent with the current investment strategy of each Large Cap Fund, no changes are anticipated to any Large Cap Fund's investment program.

AQR Small Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Emerging Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Core Equity Fund, AQR Momentum Fund, AQR Tax-Managed Momentum Fund and AQR

U.S. Defensive Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Rule 35d-1 under the Investment Company Act of 1940 requires a fund with a name that suggests a focus on a particular type of investment to adopt a policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of investment suggested by its name (an "80% Policy"). As explained above, the Board has approved adding the phrase "Large Cap" to the AQR Core Equity, AQR Momentum, AQR Tax-Managed Momentum and AQR U.S. Defensive Equity Funds' names (each, a "Large Cap Fund" and together, the "Large Cap Funds"). Accordingly, effective January 28, 2015 (i) each Large Cap Fund has adopted a non-fundamental policy to require investments in large capitalization companies (or, in the case of AQR U.S. Defensive Equity Fund, large capitalization issuers) as part of the Fund's 80% Policy (each, a "Large Cap 80% Policy") and (ii) the Prospectuses and Statement of Additional Information of each Large Cap Fund are amended to add a Large Cap 80% Policy.

As the management of each Large Cap Fund in accordance with the Large Cap 80% Policy is consistent with the current investment strategy of each Large Cap Fund, no changes are anticipated to any Large Cap Fund's investment program.

AQR Small Cap Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR International Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Emerging Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Tax-Managed Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Core Equity Fund, AQR Momentum Fund, AQR Tax-Managed Momentum Fund and AQR

U.S. Defensive Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Rule 35d-1 under the Investment Company Act of 1940 requires a fund with a name that suggests a focus on a particular type of investment to adopt a policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of investment suggested by its name (an "80% Policy"). As explained above, the Board has approved adding the phrase "Large Cap" to the AQR Core Equity, AQR Momentum, AQR Tax-Managed Momentum and AQR U.S. Defensive Equity Funds' names (each, a "Large Cap Fund" and together, the "Large Cap Funds"). Accordingly, effective January 28, 2015 (i) each Large Cap Fund has adopted a non-fundamental policy to require investments in large capitalization companies (or, in the case of AQR U.S. Defensive Equity Fund, large capitalization issuers) as part of the Fund's 80% Policy (each, a "Large Cap 80% Policy") and (ii) the Prospectuses and Statement of Additional Information of each Large Cap Fund are amended to add a Large Cap 80% Policy.

As the management of each Large Cap Fund in accordance with the Large Cap 80% Policy is consistent with the current investment strategy of each Large Cap Fund, no changes are anticipated to any Large Cap Fund's investment program.

AQR Tax-Managed Small Cap Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Tax-Managed International Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR U.S. Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Core Equity Fund, AQR Momentum Fund, AQR Tax-Managed Momentum Fund and AQR

U.S. Defensive Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Rule 35d-1 under the Investment Company Act of 1940 requires a fund with a name that suggests a focus on a particular type of investment to adopt a policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of investment suggested by its name (an "80% Policy"). As explained above, the Board has approved adding the phrase "Large Cap" to the AQR Core Equity, AQR Momentum, AQR Tax-Managed Momentum and AQR U.S. Defensive Equity Funds' names (each, a "Large Cap Fund" and together, the "Large Cap Funds"). Accordingly, effective January 28, 2015 (i) each Large Cap Fund has adopted a non-fundamental policy to require investments in large capitalization companies (or, in the case of AQR U.S. Defensive Equity Fund, large capitalization issuers) as part of the Fund's 80% Policy (each, a "Large Cap 80% Policy") and (ii) the Prospectuses and Statement of Additional Information of each Large Cap Fund are amended to add a Large Cap 80% Policy.

As the management of each Large Cap Fund in accordance with the Large Cap 80% Policy is consistent with the current investment strategy of each Large Cap Fund, no changes are anticipated to any Large Cap Fund's investment program.

AQR International Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.

AQR Emerging Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity

Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum

Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-

Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed

International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR International Defensive

Equity Fund and AQR Emerging Defensive Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated November 26, 2014 ("Supplement") to each

Prospectus and Statement of Additional Information of each Fund

This Supplement updates certain information contained in the Prospectuses and Statement of Additional Information of each Fund. Please review this important information carefully. You may obtain copies of a Fund's Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

All Funds

The Board of Trustees of the AQR Funds (the "Board") has approved changing the names of the following Funds, effective January 28, 2015. The ticker symbol for each Fund will remain the same.

Current Name	New Name
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

Effective January 28, 2015, each Prospectus and Statement of Additional Information of each Fund are amended to replace all references to the Current Name of a Fund with the New Name of a Fund.

No changes are anticipated to any Fund's current investment program.